Business Segment Data	6 Months Ended
Jun. 30, 2011
Business Segment Data
Business Segment Data

NOTE 7—BUSINESS SEGMENT DATA

At June 30, 2011, the Company operated three divisions consisting of hospitals, nursing centers and rehabilitation services. Based upon the authoritative guidance for business segments and after giving consideration to the Company's business segments after the Merger, the divisions represent four reportable operating segments, which consist of (i) LTAC hospitals, (ii) skilled nursing and rehabilitation centers, (iii) skilled nursing-based rehabilitation contract therapy services, and (iv) hospital-based rehabilitation contract therapy services. The Company includes operating data for its home health and hospice businesses in the skilled nursing-based rehabilitation contract therapy services segment. These segments are consistent with information used by our Chief Executive Officer and Chief Operating Officer to assess performance and allocate resources. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Prior period segment information has been conformed to the current period presentation.

For segment purposes, the Company defines operating income as earnings before interest, income taxes, depreciation, amortization and rent. Operating income reported for each of the Company's business segments excludes the allocation of corporate overhead.

Operating income for the six months ended June 30, 2010 included severance and retirement costs approximating $1.1 million for the hospital division, $0.5 million for the nursing center division and $1.3 million for corporate.

Transaction costs for the three and six months ended June 30, 2010 have been reclassified to conform with the current period presentation and are excluded from business segment operating income (loss).

The following table sets forth certain data by business segment (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Revenues:
Hospital division	$593,425	$493,401	$1,152,399	$1,000,463
Nursing center division	568,199	542,215	1,135,671	1,081,536
Rehabilitation division:
Skilled nursing rehabilitation services	172,074	101,148	294,730	200,145
Hospital rehabilitation services	38,291	20,913	60,781	42,060

	210,365	122,061	355,511	242,205

	1,371,989	1,157,677	2,643,581	2,324,204
Eliminations	(79,397)	(76,313)	(158,568)	(153,003)

	$1,292,592	$1,081,364	$2,485,013	$2,171,201

Income (loss) from continuing operations:
Operating income (loss):
Hospital division	$108,465	$91,790	$216,850	$187,230
Nursing center division	93,532	76,529	180,882	147,143
Rehabilitation division:
Skilled nursing rehabilitation services	15,531	9,307	24,680	18,844
Hospital rehabilitation services	8,033	4,793	13,365	9,939

	23,564	14,100	38,045	28,783
Corporate:
Overhead	(43,801)	(32,799)	(82,116)	(66,630)
Insurance subsidiary	(420)	(791)	(1,022)	(1,271)

	(44,221)	(33,590)	(83,138)	(67,901)
Transaction costs	(34,851)	(955)	(39,030)	(1,725)

Operating income	146,489	147,874	313,609	293,530
Rent	(95,677)	(88,981)	(187,130)	(177,300)
Depreciation and amortization	(37,871)	(29,852)	(70,420)	(60,973)
Interest, net	(22,900)	(1,675)	(28,133)	(2,105)

Income (loss) from continuing operations before income taxes	(9,959)	27,366	27,926	53,152
Provision (benefit) for income taxes	(3,419)	11,230	12,190	21,861

	$(6,540)	$16,136	$15,736	$31,291

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Rent:
Hospital division	$43,997	$38,043	$84,296	$75,458
Nursing center division	49,562	49,439	98,946	98,831
Rehabilitation division:
Skilled nursing rehabilitation services	1,791	1,445	3,489	2,894
Hospital rehabilitation services	33	25	61	51

	1,824	1,470	3,550	2,945
Corporate	294	29	338	66

	$95,677	$88,981	$187,130	$177,300

Depreciation and amortization:
Hospital division	$16,572	$12,549	$30,850	$25,563
Nursing center division	13,038	11,185	24,831	23,298
Rehabilitation division:
Skilled nursing rehabilitation services	1,339	558	2,098	1,081
Hospital rehabilitation services	819	68	916	130

	2,158	626	3,014	1,211
Corporate	6,103	5,492	11,725	10,901

	$37,871	$29,852	$70,420	$60,973

Capital expenditures, excluding acquisitions (including discontinued operations):
Hospital division:
Routine	$11,809	$7,954	$23,953	$14,019
Development	6,423	10,209	14,200	15,983

	18,232	18,163	38,153	30,002
Nursing center division:
Routine	8,000	9,135	16,155	13,184
Development	7,705	2,079	11,027	3,872

	15,705	11,214	27,182	17,056
Rehabilitation division:
Skilled nursing rehabilitation services:
Routine	217	258	472	486
Development	181	—	191	—

	398	258	663	486
Hospital rehabilitation services:
Routine	72	23	97	62
Development	—	—	—	—

	72	23	97	62
Corporate:
Information systems	13,641	7,853	17,573	11,999
Other	211	447	418	735

	$48,259	$37,958	$84,086	$60,340

	June 30, 2011	December 31, 2010
Assets at end of period:
Hospital division	$2,104,268	$1,100,138
Nursing center division	658,252	647,355
Rehabilitation division:
Skilled nursing rehabilitation services	484,315	87,055
Hospital rehabilitation services	323,179	798

	807,494	87,853
Corporate	486,582	502,069

	$4,056,596	$2,337,415

Goodwill:
Hospital division	$800,431	$213,200
Nursing center division	6,080	6,080
Rehabilitation division:
Skilled nursing rehabilitation services	152,566	23,140
Hospital rehabilitation services	138,920	—

	291,486	23,140

	$1,097,997	$242,420